November 16, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Mr. John Reynolds
                      Assistant Director

Re:                               Information Services Group, Inc.
Registration Statement on Form S-1
Filed on August 11, 2006 (File No. 333-136536)

Dear Mr. Reynolds:

Our client, Information Services Group, Inc. (“ISG” or the “Company”), has filed today with the Commission Pre-Effective Amendment No. 2 to ISG’s Registration Statement on Form S-1.

The following responds to the Staff’s comments contained in your letter dated November 6, 2006 concerning the above-referenced document.  The text of the Staff’s comments is set forth in italics below, followed by the response of ISG.  Certain responses refer to specific pages without reference to a document; these are references to pages of the registration statement contained in Amendment No. 2.  The information in these responses was provided to us by ISG.

Enclosed with the copy of this letter being sent by FedEx to Mr. John Reynolds are four copies of Amendment No. 2, marked to show changes from the Registration Statement on Form S-1 filed on October 2, 2006.

General

1.                                       The staff was unable to locate a copy of your October 2, 2006 response letter on EDGAR.  Please advise and, if necessary, upload your letter to EDGAR as correspondence.

RESPONSE:

We have arranged for our October 2, 2006 response letter to be uploaded to EDGAR.

2.                                       We note your disclosure that the company will seek to have all vendors waive any right, title, interest or claim of any kind in or to any monies held in the trust account.  Please advise us whether the company’s auditors have signed or will sign such waivers.  We may have further comment.

RESPONSE:

The Company’s auditors have waived any right, title, interest or claim of any kind in or to any monies held in the trust account.

3.                                       We note your response to comment 11 from our letter dated September 13, 2006 and we reissue the comment.  We note the disclosure on page one that “in the event that an opportunity is presented to us in another industry, we may consider pursuing that opportunity if we conclude that it represents an attractive investment opportunity for us.”

  Please significantly revise the prospectus to discuss how you will conduct your search if you decide to seek a company not within your management’s expertise.  In addition, the disclosure in the prospectus is currently too specific in regards to the focus industry of information services in light of the disclosure that the company may pursue an opportunity in another industry.  Please significantly revise and remove the disclosure on the cover page of the prospectus and in the summary, risk factors and business sections regarding the company’s target industry, to accurately reflect the company’s plan to pursue opportunities in any industry.  We may have further comment.

RESPONSE:

We have revised the Registration Statement to provide greater clarification as to how the Company will conduct its search for investment opportunities outside of the information services industry (the “target industry”).  See pp. 1, 41.  First, we reiterate that it is the Company’s primary objective to find an investment in the target industry.  This industry (as described in the Registration Statement) is very broad in scope, and the Company will only seek investment opportunities outside of the target industry in the limited set of circumstances described in the Registration Statement.  Therefore, the Company’s management believes that if it is successful in identifying and entering into an acquisition agreement with an acquisition candidate, it is highly likely that any such acquisition will be in the target industry rather than in another industry.  Accordingly, management believes that the disclosure in the Registration Statement regarding the target industry is very useful to potential investors and that it would not benefit potential investors to remove such disclosure.  Second, in the unlikely event that the Company seeks an acquisition in an industry other than the target industry, the Company expects that its management, in conjunction with its board of directors and senior advisors, will engage in discussions to identify, based upon their respective familiarity with the business climate in general and specific industries in particular, one or more other industries which are likely to include a significant number of companies which would be suitable acquisition candidates.  Once having identified such industry or industries, the Company would make known its interest in those industries to investment bankers and others who the Company believes may be able to identify companies in such industry or industries that may be candidates for a transaction.

4.                                       In your response to our comment one from our previous letter, you indicate that, in part, “management relied on their general experience and knowledge of the universe of possible acquisition candidates in the information services industry and about mergers and acquisitions” in determining the offering size (emphasis added).  While we do not dispute whether management has identified any potential targets, we believe a stronger discussion of the universe of possible acquisition targets is warranted.  Accordingly, please revise to discuss the pool of companies you will initially target.

RESPONSE:

The determination of the size of the offering was based both on the advice of the underwriters and upon management’s experience.  Management carefully considered the underwriters’ advice concerning current market conditions in determining the size of the offering.  We draw the Staff’s attention to page 2 of the prospectus, where there is set forth an extensive list of the many kinds of businesses that are included within the target industry and which therefore comprises the pool of companies that will initially be targeted.  Although the Company’s management believes, based on its experience in the target industry, that there is a large number of possible acquisition candidates among those kinds of businesses, it has neither compiled any lists of the companies that it might seek to target in its search for an acquisition candidate nor identified any particular companies which may be potential acquisition candidates in the target industry.

5.                                       In your response to comment five from our previous letter, you indicate that Mr. Connors’ former employer has publicly announced plans to explore strategic alternatives with respect to its Business Media Europe group.  Please revise to indicate whether this entity is considered to be within the universe of possible acquisition candidates which the company will pursue.

RESPONSE:

The Company does not plan to pursue an acquisition of the Business Media Europe group.

6.                                       In your response to comment 17 from our previous letter, you indicate that management’s belief that there are numerous business opportunities is based on information “presented by Veronis Suhler Stevenson.”  Please explain the meaning of this statement in light of your prior response to comment 13.  Please clarify any relationships, contacts, or agreements with this firm.  For example, but without limit, did the company contact them to do market or industry research?  What other information was presented by them?  In this regard please clarify whether the referenced research was specifically prepared for the company and/or purchased by the company as opposed to being mere marketing materials freely disseminated.  In this regard, please advise us whether Veronis Suhler Stevenson would be an expert under Sec. 7 of the Securities Act.

RESPONSE:

As stated on the cover page of the Registration Statement, Veronis Suhler Stevenson (“VSS”) does not have any agreements with the Company, and neither the Company nor any of its affiliates is affiliated with VSS.  Neither the Company nor any member of the Company’s management has contacted VSS to request that it perform market or industry research.  No other information was presented by VSS to the Company or any member of the Company’s management.  The referenced research was not specifically prepared for the Company.  The referenced research material is a report titled the VSS Communications Industry Forecast, which report is published annually by VSS and is available to the public for a fee.  Management’s reliance on information obtained from VSS with respect to the number of acquisition opportunities in the target industry was solely with respect to the descriptions of the size of the target industry and the potential for growth in the target industry in the VSS report.  Management has not obtained from VSS any list of published companies which may be suitable acquisition targets.  We discuss VSS further in our response to Comment 9 below.  Given the limited nature of the information obtained from VSS (general market information which is compiled and reported by it), we do not think that VSS should be considered an expert under Section 7 of the Securities Act of 1933.

7.                                       We note your disclosure on page two that “our initial business combination must be with a target business whose fair market value is at least equal to 80% of our net assets at the time of such acquisition.”  Please clarify whether the 80% of net assets test can be met in a transaction in which the registrant acquires less than a 100% interest in the target business or businesses.  If so, explain how such a valuation would be calculated.  In addition, please explain whether the company will acquire a controlling interest in the target business or businesses.  We may have further comment.

RESPONSE:

We have revised our disclosure in the Registration Statement to say that “our initial business combination must have a fair market value at least equal to 80% of our net assets at the time of such acquisition.”  See pp. 3, 19, 20, 24, 44, 46, 51, 52, 54.  This 80% of net assets tests can be met in an acquisition transaction in which the registrant acquires less than a 100% interest in a target business or businesses, provided that the market value of the interest in such business or businesses is at least equal to 80% of net assets at the time such acquisition transaction is consummated.  While management contemplates that an acquisition transaction will be a transaction whereby the Company obtains a controlling interest, it is possible that the Company could make an acquisition whereby the Company would not have a controlling interest following the closing of such acquisition.

8.                                       We note that your initial business combination must be with a business with a fair market value of at least 80% of your net assets at the time of acquisition.  Please clarify throughout that there is no limitation on your ability to raise funds privately or through loans that would allow you to acquire a company with a fair market value in any amount greater than 80% of your net assets at the time of acquisition.

RESPONSE:

We have revised the Registration Statement to clarify that there is no limitation on the Company’s ability to raise funds privately or through loans that would allow the Company to acquire a company with a fair market value in an amount greater than 80% of the Company’s net assets at the time of the acquisition.  See pp. 19, 44.

Market and Industry Information

9.                                       We note your response to comment 13 from our previous letter and we reissue in part our prior comment.  Please clarify whether investors can rely on the information presented by Veronis Suhler Stevenson and whether investors would have any recourse against Information Services Group as a result of this reliance.  If not, please provide the basis for including the information.

RESPONSE:

The Company’s management believes that VSS is a research, banking and private equity firm with an established reputation among professionals interested in the media, communications, and information services sectors.  As noted in our response to comment 6 above, management’s reliance on information obtained from VSS was solely with respect to descriptions of the size of the target industry and the potential for growth in the target industry.  The Company’s management is not aware of any basis upon which investors in the proposed offering will have any recourse against the Company as a result of its reliance on the VSS information.  The Company’s management believes that the presentation of this information would be useful to potential investors and accordingly that it would not benefit potential investors to remove such disclosure.

Risk Factors, page 14

10.                                 In the risk factor beginning “[w]e may seek ...” on page 23, you indicate that you may or may not seek an independent fairness opinion in connection with a merger with an affiliated entity.  We also note your statement that you intend to comply with the requirements of Delaware law on this point.  In an appropriate section, please revise to briefly address the requirements of Delaware law on this point and clarify the considerations management will undertake in deciding not to obtain an independent fairness opinion.

RESPONSE:

Under Delaware law, the directors of a corporation have a fiduciary duty to the shareholders of such corporation, and this fiduciary duty obligates such directors to, among other things, protect the financial interests of the corporation’s shareholders and to exercise care in reviewing information which relates to transactions that such corporation may enter into.  Smith v. Van Gorkom, 488 A.2d 858 (Del. 1985).  While there is no requirement under Delaware law for a corporation’s board of directors to obtain fairness opinions, such opinions can be particularly helpful in assisting the board of directors to satisfy its fiduciary duties where the board of directors is considering competing proposals or a proposal involving management or a significant stockholder.  Id., at 876; see, e.g., Kann v. Lynch Communications Systems Inc., 638 A.2d 1110 (Del. 1994).  We have revised the Registration Statement to reflect that in making a determination as to whether to seek an independent fairness opinion, it is contemplated that the Company’s board of directors will consider the existence of potential conflicts of interests, the existence of any competing transactional opportunities, the benefit that shareholders may receive as a result of seeking such an opinion, as well as any and all other relevant facts and circumstances that the directors may deem relevant in making such determination.  See p. 23.

Proposed Business, page 41

11.                                 We note your response to our prior comment 36; however, we believe this discussion is warranted given the unique structure of this transaction.  Accordingly, we reissue our prior comment and request that you revise in an amendment to the registration statement.  Currently the company refers to its senior advisors throughout its disclosures and the assistance that they may provide in sourcing a deal and/or managing a company following the deal.  Please revise to specifically name these advisors, clarify their role and responsibilities with respect to the company, and state their compensation, if any.  Alternatively, please remove any reference to your senior advisors.

RESPONSE:

We have revised the Registration Statement to identify one individual who will serve as a senior advisor to the Company.  We have also disclosed in the Registration Statement a description of the roles and responsibilities he will have with respect to the Company, as well as the fact that none of the Company’s senior advisors will receive any compensation from the Company other than in respect of reimbursement for expenses they incur in connection with the provision of services for or on behalf of the Company.  Management contemplates that two additional individuals will serve as senior advisors, and such individuals will be identified in an amendment to the Registration Statement.  See pp. 41, 43, 60, 64.

12.                                 The company appears to have eliminated language on page 44 under the heading “We have not identified a target business” concerning whether any of your officers, directors, or agents have engaged in any discussions or searches on your behalf with respect to a target business.  Please ensure that this disclosure is contained within your Form S-1.  In addition, please confirm that “contracted” is not supposed to be “contacted” in the first sentence of this paragraph.

RESPONSE:

We eliminated this language in response to comment 37 of the Staff’s comment letter dated September 13, 2006 which requested that we eliminate duplicative disclosures in the Registration Statement.  In the summary section we disclose that “We have not identified or been provided with the identity of, or had any direct or indirect contact with potential targets.  Additionally, we have not engaged or retained any agent or other representative to identify or locate any suitable target, although we may do so following the offering.”  See pp. 1-2.  We have revised the Registration Statement to change “contracted” to “contacted.”  See p. 44.

Management, page 59

13.                                 We note your response to comment 40 from our previous letter and ask that you continue to update your registration statement as your search continues.  In order to facilitate this, we reissue our prior comment with the additional request that you address the securities law exemption you will use to make these senior advisors stockholders of the company.  In this regard, a discussion of the Staff’s position in the Banker’s Trust letter (March 23, 1984) and the Ken Worm letter (January 21, 2000) may be warranted.  Please revise to disclose the names of the senior advisors with which you will consult and clarify their relationship to the company.  In this regard we note your statement on page 60 that each of these advisors is also a stockholder of the company.  However, your beneficial ownership table implies that you are wholly owned by Oenoke Partners, LLC.  Please revise to clarify this disclosure.  In addition, please expand on your statement that these senior advisors do not have any fiduciary duties with respect to you or the execution of their duties.

RESPONSE:

We believe that the proposed sales of securities of the Company by Oenoke Partners, LLC (“Oenoke”) to its senior advisors are exempt from registration pursuant to Section 4(1) of the Securities Act of 1933.  When the initial sale of securities of the Company to Oenoke was consummated (prior to the filing of the Registration Statement), it was intended that Oenoke would hold such securities for the Company’s senior advisors and directors, and that Michael Connors would hold his membership interests in Oenoke for three additional individuals who had previously agreed (prior to the filing of the Registration Statement) to be founders and serve as members of management.  At the time of the issuance of such securities to Oenoke, Oenoke and such senior advisors and directors had agreed that Oenoke would in fact transfer securities to the senior advisors at such time as they were in a position to acquire such securities, and to the directors pursuant to definitive legal documentation that would subsequently be prepared. Also, at the time of the issuance of such securities to Oenoke, it was contemplated that a portion of the membership interests of Oenoke that were then held by Michael Connors would in fact be transferred to the other three founders at such time that they were in a position to acquire such interests.  We have revised the Registration Statement to reflect these contemplated transfers.  See p. 64.  The identities of those additional individuals will be disclosed in an amendment to the Registration Statement.  These three other founders have actively participated in all activities engaged in by Oenoke and the Company, including the preparation of the Registration Statement.  The directors of the Company reviewed, commented on and approved the filing of the Registration Statement.  The senior advisors have been consulting with the Company since a time prior to the filing of the Registration Statement.  Accordingly, we do not believe that the filing of the Registration Statement should be viewed as a general solicitation with respect to any of the other founding members, directors or senior advisors given their activities on behalf of and their relationship to the Company and Oenoke prior to the filing of the Registration Statement.

In addition, we note that the senior advisors and directors are a limited number of sophisticated individuals who will represent that they have no current intent to redistribute the securities they are purchasing to the public, and who will enter into written agreements with the Company pursuant to which they will agree to escrow the shares they are acquiring until the earliest to occur of (i) one year following the consummation of a business combination by the Company, (ii) a liquidation of the Company or (iii) the consummation of a business combination which results in all of the Company’s stockholders having the right to exchange their securities for cash, securities or other property subsequent to the Company’s consummating of a previous business combination.  The securities issued to such individuals will also contain legends which reflect these limitations on transfer.  Similarly, the three additional members of management to be identified are sophisticated individuals who will be subject to transfer restrictions with respect to their interests in Oenoke, which itself will be subject to the transfer restrictions described above.  We also direct the Staff’s attention to p. [72] of the Registration Statement, in which we describe what we understand to be the Staff’s position with respect to the unavailability of Rule 144 to promoters or affiliates of a blank check company.  As we indicated in our response to comment 11 above, we have revised the Registration Statement to disclose the names of one of the three individuals who will serve as a senior advisor to the Company as well as his relationship with the Company.

We have also revised the Registration Statement to explain that the senior advisors retained by the Company will be independent contractors and as such will not necessarily have any fiduciary duties to the Company.  See p. 61

Financial Statements

Note E-Commitments, page F-9

14.                                 We reiterate our request from our previous comment 52 for you to revise this footnote to disclose all significant terms of the unit purchase options, including the exercise period and expiration date.

RESPONSE:

We have revised the Registration Statement to disclose the significant terms of the unit purchase options.  See p. F-9.

15.                                 Refer to prior comment 53.  Please explain why you used a term of 260 days when calculating the volatility of each of the representative companies, rather than using the period of time equal in length to the term of the option through the balance sheet date or other date, to the extent of the companies’ operating histories.

RESPONSE:

Although 260 trading days represents a full calendar year, which is a relevant recent period to apply for purposes of projecting a level of volatility for the Company, we have recalculated volatility for representative companies based on a four-year period, which is the term of exercisability for the underwriters’ unit purchase option (except in cases where the amount of historical data available was less than four years) and the result of such calculation was an average volatility of 58.8%.  We enclose for your review documents which support this calculation.

16.                                 In response to our previous comment 53, you state “the companies chosen for purposes of estimating volatility represent companies similar in market capitalization to the likely size of companies which the Company may pursue in its target industry.”  Given your pro forma total assets of $147 million, tell us why you believe using companies with market capitalizations in the $500-600 million range are representative of your company for purposes of estimating volatility.

RESPONSE:

We have previously used representative companies with market capitalizations ranging from approximately $200 to $600 million.  We have expanded the range of representative companies to include companies with market capitalizations ranging from $65 to $645 million.  We have included companies that are larger than our initial equity raise because it is conceivable that a larger company may be acquired through the use of leverage.

Part II - Exhibits

17.                                 Please file an exhibit index that lists all of the exhibits that will be filed with the registration statement.  See Item 601 of Regulation S-K.  Please indicate on the exhibit index which exhibits will be filed by subsequent amendment.

RESPONSE:

We have revised the exhibit index in the Registration Statement to list the exhibits that will be filed with the Registration Statement.

18.                                 We note your response to comment 56 from our previous letter.  Please file the exhibits to allow the staff sufficient time to review such documents.  We specifically note that the company has not filed the warrant agreement and the underwriter’s unit purchase option agreement.

RESPONSE:

We understand that all exhibits to the Registration Statement must be filed with the Commission prior to any effectiveness of the Registration Statement.  We understand that the staff will need adequate time to review any such exhibits filed with the Registration Statement.

* * *

Thank you for your continuing assistance regarding these filings.  Please contact the undersigned at (212) 836-7061 or William Lonergan at (212) 836-7190 with any further comments or questions you may have.

Sincerely,

/s/ Emanuel S. Cherney
Emanuel S. Cherney